Related party transactions	12 Months Ended
Dec. 31, 2024
Related party transactions [Abstract]
Related party transactions [Text Block]	27. Related party transactions As at December 31, 2024, a note receivable from an associate of $12.2 million is included in other investments ($6.2 million as at December 31, 2023).